PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2022
PERSONNEL EXPENSES
PERSONNEL EXPENSES

25.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2020	2021	2022
Salaries and related benefits	8,272	8,661	9,360
Vacation pay, incentives, and other benefits	4,321	4,999	3,835
Pension and other post-employment benefits (Note 29)	1,449	1,680	1,585
LSA expense (Note 30)	290	153	92
Others	58	31	35
Total	14,390	15,524	14,907

Refer to Note 31 for details of related parties transactions.